SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

Principals of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated during the consolidation process.

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial reporting. These condensed consolidated statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments and accruals) necessary to fairly present the results of the interim periods. The condensed consolidated balance sheet at December 31, 2020, has been derived from the audited consolidated financial statements at that date. Operating results and cash flows for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2021 or any other future period. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted in accordance with the rules and regulations for interim reporting of the SEC. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our report for the year ended December 31, 2020.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Significant Accounting Policies

The significant accounting policies used in preparation of these condensed consolidated financial statements are disclosed in our annual financial statements for the year ended December 31, 2020. There have been no changes to the Company’s significant accounting policies during the six months ended June 30, 2021.

(b) Functional and Reporting Currency

The functional currency of the Company and its’ subsidiaries (other than the foreign subsidiaries mentioned below) is the Great Britain Pound Sterling (“GBP”). The operations of the two foreign subsidiaries are conducted in EUROs. Balances denominated in, or linked to, foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations and comprehensive loss, the exchange rates applicable to the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses. Assets and liabilities of the two subsidiaries are translated from their functional currency to GBP at the balance sheet date exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the year. Translation adjustments are reflected in the consolidated balance sheets as a component of accumulated other comprehensive income or loss.

The reporting currency for the Company and its’ subsidiaries is the United States dollar (“USD”) and these consolidated financial statements are presented in USD. Dollar amounts included herein are in thousands, except per share data. Stockholders’ equity is translated into USD from GBP at historical exchange rates. Assets and liabilities are translated at the exchange rates as of the balance sheet date. Income and expenses are translated at the average exchange rates prevailing during the reporting period. Adjustments resulting from translating the financial statements into USD are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

(c) Use of estimates

The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these consolidated financial statements, the Company’s significant estimates include (1) goodwill impairment; (2) the estimated useful lives of intangible assets; (3) revenue recognition, in regards to the deferred revenues; (4) the inputs used in determining the fair value of equity-based awards; (5) the inputs used in determining the fair value of warrants and representative units; and (6) valuation allowance relating to the Company’s deferred tax assets.

(d) JOBS Act Accounting Election

The Company is an “emerging growth company” or “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with any new or revised financial accounting standards.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

(e) Fair value of financial instruments

The Company measures and discloses fair value in accordance with ASC 820, “Fair Value,” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s financial instruments primarily consist of cash and cash equivalents, trade and other payables with initial maturity of up to 12 months. The estimated fair values of these financial instruments approximate their carrying values as presented, due to their short maturities.

The Company’s recurring fair value measurements at June 30, 2021 are as follows (as Restated):

	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liability (Note 10)	$15,876	$-	$-	$15,876

The Company had no recurring fair value measurements at December 31, 2020.

(f) Deferred Recapitalization Costs

Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of such an offering. As of December 31, 2020, there were $2,010 of recapitalization costs, primarily consisting of legal, accounting and printing fees, that were capitalized in assets on the consolidated balance sheet. Upon completion of the merger, these costs were charged against the gross proceeds recorded in stockholders’ equity. See Note 4 for further information on the recapitalization.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

(g) Loss per share

Basic loss per share is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. Basic and diluted loss per common share is the same for all periods presented because all outstanding stock options and warrants are anti-dilutive.

At June 30, 2021 and 2020, the Company excluded the outstanding securities summarized below (shown as common stock equivalents), which entitle the holders thereof to acquire shares of common stock, from its calculation of loss per share, as their effect would have been anti-dilutive.

	June 30,
	2021	2020
Common stock warrants	45,690,488	22,000,000
Common stock units	384,000	-
Common stock options	417,088	925,589
Total	46,491,576	22,925,589

(h) Recent issued accounting pronouncements not yet adopted

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivative and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40); Accounting for Convertible Instruments and Contracts in an Entity’s own Equity. The pronouncement simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. Specifically, the ASU “simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP.” In addition, the ASU “removes certain settlement conditions that are required for equity contracts to qualify for it” and “simplifies the diluted earnings per share (EPS) calculations in certain areas.” The guidance is effective beginning after December 15, 2023 and early adoption is permitted. The Company does not currently engage in contracts covered by this guidance and does not believe it will have a material effect on the Company’s condensed consolidated financial statements, but could in the future.

(i) Subsequent Events

Management has evaluated subsequent events that have occurred through the date these financial statements were issued. There were no events that require adjustment to or disclosure in the Company’s financial statements, except as disclosed. See Note 15 for further information on subsequent events.